Investments - Unrealized Loss Position Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 280.5	[1]	$ 38.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,694.1	[1]	1,565.8	[1]
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	276.8	[1]	35.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,677.9	[1]	1,536.4	[1]
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	220.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,649.8
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	60.3		19.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,000.0		225.2
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	56.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,028.1
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	25.7
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	25.7
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	14.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,226.5
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	13.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,150.4
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	76.1
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	102.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,713.0
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	83.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,288.8
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	18.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	424.2
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	132.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,853.7
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	95.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,365.4
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	36.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	488.3
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	21.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	576.1
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	20.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	559.2
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16.9
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187.4
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	178.7
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8.7
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	95.5
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	81.6
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 13.9

[1]	At December 31, 2013 and 2012, debt and equity securities in an unrealized capital loss position of $60.3 million and $19.4 million, respectively, and with related fair value of $1.0 billion and $225.2 million, respectively, related to experience-rated and discontinued products.